Earnings per share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income	$ 388	$ 935
Weighted average number of common shares, basic	72,834,161	35,812,135
Weighted average number of common shares, diluted	72,928,083	35,812,135
Earnings Per Share, Basic and Diluted	$ 0.01	$ 0.03
Earnings Loss Per Share Basic [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income	$ 388	$ 935
Distributed earnings allocated to restricted shares	(4)	(24)
Net Income / (loss) Available to Common Stockholders	$ 384	$ 911
Weighted average number of common shares, basic	72,834,161	35,812,135
Effect of dilutive restricted shares	0	0
Weighted average number of common shares, diluted	72,834,161	35,812,135
Earnings Per Share, Basic and Diluted	$ 0.01	$ 0.03
Earnings Loss Per Share Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income	$ 388	$ 935
Distributed earnings allocated to restricted shares	(4)	(24)
Net Income (Loss) Available to Common Stockholders, Diluted	$ 384	$ 911
Weighted average number of common shares, basic	72,834,161	35,812,135
Effect of dilutive restricted shares	93,922	0
Weighted average number of common shares, diluted	72,928,083	35,812,135
Earnings Per Share, Basic and Diluted	$ 0.01	$ 0.03